Provisions - Non-tax-related proceedings (Details) € in Thousands, £ in Millions, zł in Millions							5 Months Ended	6 Months Ended		12 Months Ended		19 Months Ended
	Jul. 11, 2023 EUR (€)	Feb. 06, 2023 EUR (€)	Jan. 13, 2022 EUR (€)	Dec. 09, 2021 EUR (€)	Sep. 16, 2021 EUR (€)	May 29, 2020	May 16, 2021 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 PLN (zł)	Dec. 31, 1999 shares	Dec. 31, 1994 child	Dec. 31, 2022 EUR (€)	Jun. 30, 2025 PLN (zł)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 GBP (£)	Nov. 22, 2024 EUR (€)	Apr. 25, 2024 judgement judge	Nov. 30, 2023 preliminaryRuling	Apr. 30, 2023 preliminaryRuling	Jan. 23, 2019	Dec. 31, 2017 EUR (€)
Disclosure of other provisions [line items]
Provisions								€ 8,098,000						€ 8,407,000
Number of ruling requested by first instance Court 3 of Santa Coloma de Farners | preliminaryRuling																			3
Number of ruling requested by supreme court | preliminaryRuling																		2
Number of judges of the Supreme Court who declined to participate in the resolution | judge																	9
Number of judges who submitted dissenting opinions | judge																	6
Banco Popular Espanol S.A.
Disclosure of other provisions [line items]
Estimated cost of compensation to shareholders and bondholders																					€ 680,000
Estimated cost of compensation to shareholders and bondholders applied to the commercial loyalty program																					€ 535,000
Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans denominated in, or indexed to, CHF								1,045,600					zł 4,435.6
Other combined provisions
Disclosure of other provisions [line items]
Provisions								4,809,000						5,051,000
Financial Conduct Authority (FCA) Review of The Vehicle Finance Market | Other combined provisions | UK
Disclosure of other provisions [line items]
Provisions														€ 341,800	£ 293
Delforca case to request Court judgment on the validity of the swaps
Disclosure of other provisions [line items]
Arbitration matter, amount claimed by entity								66,000
Arbitration matter, amount claimed by counterparty								57,000
Arbitration matter, amount to be received by entity					€ 66,000
Arbitration matter, interest to be received by entity					€ 11,000
Planos Economicos
Disclosure of other provisions [line items]
Period of suspension of economic plan processes						5 years
Planos Economicos | Banco Santander Brasil SA
Disclosure of other provisions [line items]
Provisions								176,300
Banco Popular’s Compensation Request
Disclosure of other provisions [line items]
Estimated financial effect of contingent liabilities																€ 2,277,650
Individual plaintiff, CEO functions
Disclosure of other provisions [line items]
Provisions								€ 35,500
Compensation sought in litigation claim							€ 112,000					€ 61,900
Losses on litigation settlements			€ 51,400	€ 67,800
Litigation contingencies, decrease in losses on litigation settlements		€ 8,000
Gains on litigation settlements	€ 9,600
Individual plaintiff, CEO functions | Share Based Variable Remuneration Award 2018
Disclosure of other provisions [line items]
Variable remuneration, deferred payment, long-term metric achievement, percentage								33.30%	33.30%
Conversion of active loans from Swiss Francs to PLN Loans | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Mortgage loans, provision and adjustment to gross carrying amount								€ 1,534,400					6,508.7
Mortgage loans, adjustment to gross carrying amount								969,100					4,110.6
Increase in adjustment to gross carrying amount, mortgage loans								13,500	zł 58.1
Increase through other costs associated								75,200	318.1
Conversion of active loans from Swiss Francs to PLN Loans | Active loans, under IAS 37 | Santander Bank Polska and Santander Consumer Bank Poland
Disclosure of other provisions [line items]
Provisions								565,300					zł 2,398.1
Increase in existing provisions								€ 158,800	zł 671.9
Inheritance trust | Banco Santander Mexico S.A. Institucion De Banca Multiple, Grupo Financiero Santander Mexico
Disclosure of other provisions [line items]
Number of sons involved in testamentary trust | child											4
Amount of shares to be transferred by trustee | shares										36,700,000
Spanish Supreme Court, mortgage expenses
Disclosure of other provisions [line items]
Percentage of public notary expenses and agency expenses to be paid																				50.00%
Percentage of the registry expenses to be paid																				100.00%
Number of judgments rendered | judgement																	2